Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Revenues	$ 902	$ 136
Research and development expenses	2,638	2,436
General and administrative expenses	1,819	1,373
Operating loss	3,555	3,673
Finance expenses	346	305
Finance income	(936)	(463)
Total Financial income, net	(590)	(158)
Loss	2,965	3,515
Amounts that will not be reclassified subsequently to profit or loss:
Adjustment arising from translating financial statements from functional currency to presentation currency		(420)
Total other comprehensive loss	2,965	3,095
Loss attributable to:
Equity holders of the Company	2,965	3,462
Non-controlling interests		53
Loss	2,965	3,515
Total comprehensive loss attributable to:
Equity holders of the Company	2,965	3,042
Non-controlling interests		53
Total comprehensive loss	$ 2,965	$ 3,095
Loss per share attributable to equity holders of the Company:
Basic and diluted loss per share	$ (0.08)	$ (0.1)